Goodwill and Other Intangible Assets (FY) (Details) $ in Thousands	3 Months Ended							9 Months Ended		12 Months Ended			36 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) Trademark	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) Trademark	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) Trademark	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Entity	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) Business
Goodwill [Roll Forward]
Balance at beginning of period								$ 1,154,652	$ 1,191,005	$ 1,191,005	$ 1,577,244
Acquisitions								7,900		4,021	20,316
Impairment	$ 0				$ (343,300)		$ (220,600)	0		0	(343,300)	$ (220,600)
Correction of purchase accounting allocation (Note 1)										(15,255)
Foreign currency translation										(25,119)	(63,255)
Balance at end of period	1,216,900	$ 1,154,652			1,191,005		1,577,244	1,216,900		1,154,652	1,191,005	1,577,244	$ 1,154,652
Number of entities acquired | Business													3
Amortized intangible assets [Abstract]
Accumulated amortization	(540,500)	(431,239)			(318,135)			(540,500)		(431,239)	(318,135)		$ (431,239)
Unamortized intangible assets [Abstract]
Impairment of intangible assets, indefinite-lived							13,900
Total other intangible assets	1,990,200	1,901,161			1,962,314			1,990,200		1,901,161	1,962,314		1,901,161
Amortization of intangible assets	29,500		$ 30,700					87,600	90,800	124,178	115,398	113,265
Estimated Amortization of intangible assets 2017	116,900	113,000						116,900		113,000			113,000
Estimated Amortization of intangible assets 2018	116,900	113,000						116,900		113,000			113,000
Estimated Amortization of intangible assets 2019	116,900	113,000						116,900		113,000			113,000
Estimated Amortization of intangible assets 2020	116,900	113,000						116,900		113,000			113,000
Estimated Amortization of intangible assets 2021	116,900	113,000						116,900		113,000			113,000
Impairment of other intangible assets	0		$ 0	$ 1,500		$ 7,200		0	1,500	25,252	78,125	14,423
Industrials [Member]
Goodwill [Roll Forward]
Balance at beginning of period								515,786	550,877	550,877	575,890
Acquisitions								7,900		0	0
Impairment											0
Correction of purchase accounting allocation (Note 1)										(15,255)
Foreign currency translation										(19,836)	(25,013)
Balance at end of period	555,500	515,786			550,877		575,890	555,500		515,786	550,877	575,890	515,786
Energy [Member]
Goodwill [Roll Forward]
Balance at beginning of period								439,925	441,390	441,390	811,031
Acquisitions								0		0	6,942
Impairment											(343,300)
Correction of purchase accounting allocation (Note 1)										0
Foreign currency translation										(1,465)	(33,283)
Balance at end of period	456,500	439,925			441,390		811,031	456,500		439,925	441,390	811,031	439,925
Accumulated goodwill impairment losses	563,900	563,900			563,900			563,900		563,900	563,900		563,900
Medical [Member]
Goodwill [Roll Forward]
Balance at beginning of period								198,941	$ 198,738	198,738	190,323
Acquisitions								0		4,021	13,374
Impairment											0
Correction of purchase accounting allocation (Note 1)								400		0
Foreign currency translation										(3,818)	(4,959)
Balance at end of period	204,900	198,941			198,738		190,323	204,900		$ 198,941	198,738	$ 190,323	198,941
Number of entities acquired | Entity										2
Trademarks [Member]
Unamortized intangible assets [Abstract]
Gross carrying amount	623,500	609,452			659,576			623,500		$ 609,452	659,576		609,452
Impairment of intangible assets, indefinite-lived		24,400			71,100
Trademarks [Member] | Industrials [Member]
Unamortized intangible assets [Abstract]
Impairment of intangible assets, indefinite-lived		$ 23,200			5,000		$ 2,400
Number of trademarks | Trademark		3					4
Trademarks [Member] | Energy [Member]
Unamortized intangible assets [Abstract]
Impairment of intangible assets, indefinite-lived		$ 1,200			13,500
Trademarks [Member] | Medical [Member]
Unamortized intangible assets [Abstract]
Impairment of intangible assets, indefinite-lived						3,700	$ 100
Number of trademarks | Trademark							1
Nash Trademark [Member] | Industrials [Member]
Unamortized intangible assets [Abstract]
Impairment of intangible assets, indefinite-lived					$ 41,800
Number of trademarks | Trademark					6
Nash Trademark [Member] | Energy [Member]
Unamortized intangible assets [Abstract]
Impairment of intangible assets, indefinite-lived					$ 10,800		$ 11,400
Customer Lists and Relationships [Member]
Amortized intangible assets [Abstract]
Gross carrying amount	1,216,200	1,160,520			1,178,045			1,216,200		1,160,520	1,178,045		1,160,520
Accumulated amortization	(442,100)	(345,491)			(251,381)			(442,100)		(345,491)	(251,381)		(345,491)
Acquired Technology [Member]
Amortized intangible assets [Abstract]
Gross carrying amount	8,000	7,140			7,357			8,000		7,140	7,357		7,140
Accumulated amortization	(2,800)	(2,236)			(926)			(2,800)		(2,236)	(926)		(2,236)
Trademarks [Member]
Amortized intangible assets [Abstract]
Gross carrying amount	30,200	27,358			30,002			30,200		27,358	30,002		27,358
Accumulated amortization	(9,700)	(6,860)			(1,241)			(9,700)		(6,860)	(1,241)		(6,860)
Backlog [Member]
Amortized intangible assets [Abstract]
Gross carrying amount	64,700	60,279			60,606			64,700		60,279	60,606		60,279
Accumulated amortization	(64,700)	(60,279)			(58,650)			(64,700)		(60,279)	(58,650)		(60,279)
Other [Member]
Amortized intangible assets [Abstract]
Gross carrying amount	47,600	36,412			26,728			47,600		36,412	26,728		36,412
Accumulated amortization	$ (21,200)	$ (16,373)			$ (5,937)			$ (21,200)		$ (16,373)	$ (5,937)		$ (16,373)
Customer Relationships [Member] | Energy [Member]
Amortized intangible assets [Abstract]
Impairment of intangible assets, finite-lived						$ 3,500